Related Party Transactions - Schedule of Related Party Balances with Major Related Parties (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Baidu
Related Party Transaction [Line Items]
Amounts due from related parties, current	¥ 3,711	$ 529	¥ 4,389
Amounts due to related parties, current	1,977,773	281,830	2,027,194
Amount due to related parties, non-current	2,911	415	3,231
Baidu | Loans
Related Party Transaction [Line Items]
Amounts due to related parties, current	50,000	7,125	50,000
PAG
Related Party Transaction [Line Items]
Amounts due from related parties, current				$ 200,000
Amount due from related parties, non-current	2,807,000	400,000
PAG | Loans
Related Party Transaction [Line Items]
Amounts due from related parties, current	26,435	3,767	1,437,044
Amount due from related parties, non-current	2,807,240	400,028	0
Others
Related Party Transaction [Line Items]
Amounts due from related parties, current	315,246	44,922	265,591
Amount due from related parties, non-current	120,000	17,100	158,590
Amounts due to related parties, current	1,218,361	173,615	855,278
Amount due to related parties, non-current	808	115	902
Equity Investee | Deferred Revenue
Related Party Transaction [Line Items]
Amounts due to related parties, current	21,186	3,019	21,186
Amount due to related parties, non-current	60,492	8,620	76,433
Related Party
Related Party Transaction [Line Items]
Amounts due from related parties, current	345,392	49,218	1,707,024
Amount due from related parties, non-current	2,927,240	417,128	158,590
Amounts due to related parties, current	3,267,320	465,589	2,953,658
Amount due to related parties, non-current	¥ 64,211	$ 9,150	¥ 80,566